Consolidated balance sheets (USD $)	Nov. 30, 2011	Nov. 30, 2010
Current
Cash and cash equivalents	$ 4,817,088	$ 789,136
Accounts receivable	3,383	1,619
Investment tax credits	349,861	1,184,345
Prepaid expenses, sundry and other assets	124,982	142,379
	5,295,314	2,117,479
Deferred offering cost (Note 10)		224,673
Property and equipment, net (Note 5)	951,914	925,554
	6,247,228	3,267,706
Current
Accounts payable	554,210	612,957
Accrued liabilities (Note 6)	436,154	321,030
Employee cost payable (Note 8)	736,073	575,625
Current portion of capital lease obligations (Note 9)	43,383	13,230
Due to related parties (Note 7)	757,126	1,635,842
	2,526,946	3,158,684
Deferred revenue	107,091	8,905
Capital lease obligations (Note 9)	95,206
Warrant liability (Note 14)	6,611,015	7,161
	9,340,258	3,174,750
Authorized
Unlimited common shares without par value (in Shares)
Unlimited preference shares (in Shares)
Issued and outstanding
15,908,444 common shares (2010 - 10,907,054)	147,152	16,969
Additional paid-in capital	20,822,672	19,369,005
Accumulated other comprehensive loss	(115,035)	(225,476)
Deficit	(23,947,819)	(19,067,542)
	(3,093,030)	92,956
Contingencies (Note 16)
	$ 6,247,228	$ 3,267,706